Loans and advances to customers - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance leases [Member]
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	€ 164	€ 136
Interest income on loans and receivables	229	251
Stage 1 [member]
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	8	2
Stage 2 [member]
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	25	6
Stage 3 [member]
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	€ 131	€ 128